UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments:

Putnam VT Research Fund

The fund's portfolio
9/30/15 (Unaudited)

COMMON STOCKS (98.1%)(a)
		Shares	Value

Aerospace and defense (6.1%)

Airbus Group SE (France)		596	$35,400

Bombardier, Inc. Class B (Canada)(S)		190,887	238,877

Embraer SA ADR (Brazil)		58	1,484

General Dynamics Corp.		1,625	224,169

Honeywell International, Inc.		3,175	300,641

L-3 Communications Holdings, Inc.		7,558	789,962

Northrop Grumman Corp.		4,022	667,451

Raytheon Co.		2,649	289,430

United Technologies Corp.		2,761	245,701

			2,793,115
Airlines (0.8%)

American Airlines Group, Inc.		4,842	188,015

Spirit Airlines, Inc.(NON)		3,500	165,550

			353,565
Banks (6.7%)

Bank of America Corp.		40,330	628,341

Citigroup, Inc.		9,519	472,238

JPMorgan Chase & Co.		13,829	843,154

Regions Financial Corp.		25,692	231,485

Wells Fargo & Co.		17,809	914,492

			3,089,710
Beverages (0.3%)

Coca-Cola Enterprises, Inc.		1,149	55,554

Molson Coors Brewing Co. Class B		1,155	95,888

			151,442
Biotechnology (4.1%)

AMAG Pharmaceuticals, Inc.(NON)(S)		1,311	52,086

Amgen, Inc.		3,657	505,836

Biogen, Inc.(NON)		1,051	306,692

Celgene Corp.(NON)		3,674	397,417

Gilead Sciences, Inc.		5,611	550,944

TESARO, Inc.(NON)		1,731	69,413

			1,882,388
Building products (0.7%)

Allegion PLC (Ireland)		604	34,827

CaesarStone Sdot-Yam, Ltd. (Israel)(S)		2,837	86,245

Fortune Brands Home & Security, Inc.		4,352	206,589

			327,661
Capital markets (2.9%)

AllianceBernstein Holding LP (Partnership shares)		5,591	148,721

Ameriprise Financial, Inc.		1,394	152,127

Bank of New York Mellon Corp. (The)		7,437	291,159

Carlyle Group LP (The)		5,659	95,071

Charles Schwab Corp. (The)		13,159	375,821

E*Trade Financial Corp.(NON)		1,780	46,867

Invesco, Ltd.		2,687	83,915

KKR & Co. LP		9,698	162,732

			1,356,413
Chemicals (2.8%)

Air Products & Chemicals, Inc.		660	84,203

Axalta Coating Systems, Ltd.(NON)		3,871	98,091

Axiall Corp.		770	12,081

CF Industries Holdings, Inc.		1,473	66,138

Dow Chemical Co. (The)		5,072	215,053

E.I. du Pont de Nemours & Co.(S)		3,848	185,474

Huntsman Corp.		693	6,715

Monsanto Co.		707	60,335

PPG Industries, Inc.		1,380	121,012

Praxair, Inc.		545	55,514

Sherwin-Williams Co. (The)		1,298	289,168

Symrise AG (Germany)		1,614	96,951

Tronox, Ltd. Class A		507	2,216

			1,292,951
Commercial services and supplies (1.0%)

Rollins, Inc.		3,543	95,200

Tyco International PLC		10,866	363,576

			458,776
Communications equipment (1.5%)

Cisco Systems, Inc.		18,937	497,096

QUALCOMM, Inc.		3,314	178,061

			675,157
Construction materials (0.1%)

Martin Marietta Materials, Inc.		198	30,086

Vulcan Materials Co.		425	37,910

			67,996
Consumer finance (0.7%)

American Express Co.		3,981	295,112

Oportun Financial Corp. (acquired 6/23/15, cost $24,222) (Private)(F)(RES)(NON)		8,499	21,800

			316,912
Containers and packaging (0.5%)

Packaging Corp. of America		1,153	69,364

Sealed Air Corp.		2,403	112,653

Smurfit Kappa Group PLC (Ireland)		1,554	41,817

			223,834
Diversified consumer services (0.3%)

Bright Horizons Family Solutions, Inc.(NON)		1,448	93,020

Service Corporation International		2,476	67,100

			160,120
Diversified financial services (0.3%)

Berkshire Hathaway, Inc. Class B(NON)		329	42,902

CME Group, Inc.		902	83,651

			126,553
Diversified telecommunication services (1.6%)

AT&T, Inc.		12,232	398,519

Level 3 Communications, Inc.(NON)		7,701	336,457

			734,976
Electric utilities (1.2%)

American Electric Power Co., Inc.		1,549	88,076

Edison International		2,615	164,928

Exelon Corp.		7,223	214,523

NextEra Energy, Inc.		1,103	107,598

			575,125
Electronic equipment, instruments, and components (0.3%)

TE Connectivity, Ltd.		2,360	141,340

			141,340
Energy equipment and services (0.9%)

Baker Hughes, Inc.		2,540	132,182

Halliburton Co.		1,985	70,170

Schlumberger, Ltd.		3,029	208,910

			411,262
Food and staples retail (2.3%)

Costco Wholesale Corp.		1,636	236,517

CVS Health Corp.		4,064	392,095

Wal-Mart Stores, Inc.		2,855	185,118

Walgreens Boots Alliance, Inc.		3,254	270,407

			1,084,137
Food products (1.8%)

Blue Buffalo Pet Products, Inc.(NON)(S)		4,547	81,437

JM Smucker Co. (The)		1,157	132,002

Keurig Green Mountain, Inc.		1,192	62,151

Kraft Heinz Co. (The)		2,245	158,452

Mead Johnson Nutrition Co.		801	56,390

Mondelez International, Inc. Class A		5,585	233,844

Pinnacle Foods, Inc.		1,706	71,447

TreeHouse Foods, Inc.(NON)		397	30,883

			826,606
Health-care equipment and supplies (2.1%)

Abbott Laboratories		3,648	146,723

Align Technology, Inc.(NON)		579	32,864

Becton Dickinson and Co.		1	133

Boston Scientific Corp.(NON)		10,644	174,668

C.R. Bard, Inc.		1,005	187,242

Cooper Cos., Inc. (The)		443	65,945

DexCom, Inc.(NON)		376	32,283

Edwards Lifesciences Corp.(NON)		1,101	156,529

Medtronic PLC		1,493	99,941

Stryker Corp.		590	55,519

			951,847
Health-care providers and services (2.4%)

Aetna, Inc.		635	69,475

Anthem, Inc.		1,272	178,080

Cardinal Health, Inc.		2,094	160,861

Cigna Corp.		1,384	186,868

Diplomat Pharmacy, Inc.(NON)(S)		1,351	38,814

Express Scripts Holding Co.(NON)		1,193	96,585

HCA Holdings, Inc.(NON)		1,187	91,826

McKesson Corp.		945	174,853

Universal Health Services, Inc. Class B		774	96,603

			1,093,965
Health-care technology (0.2%)

Castlight Health, Inc. Class B(NON)(S)		15,426	64,789

HTG Molecular Diagnostics, Inc.(NON)		503	3,833

Press Ganey Holdings, Inc.(NON)		1,288	38,112

			106,734
Hotels, restaurants, and leisure (1.7%)

Hilton Worldwide Holdings, Inc.		7,380	169,297

Marriott International, Inc./MD Class A		1,702	116,076

Penn National Gaming, Inc.(NON)		3,856	64,704

Restaurant Brands International LP (Units) (Canada)		11	385

Restaurant Brands International, Inc. (Canada)		2,898	104,096

Vail Resorts, Inc.		807	84,477

Wynn Resorts, Ltd.		1,687	89,613

Yum! Brands, Inc.		2,187	174,851

			803,499
Household durables (0.1%)

PulteGroup, Inc.		3,052	57,591

			57,591
Household products (1.6%)

Kimberly-Clark Corp.		2,325	253,518

Procter & Gamble Co. (The)		6,552	471,351

			724,869
Independent power and renewable electricity producers (0.7%)

Calpine Corp.(NON)		8,034	117,296

NextEra Energy Partners LP		1,700	37,060

NRG Energy, Inc.		11,018	163,617

			317,973
Industrial conglomerates (0.7%)

Danaher Corp.		3,488	297,212

Siemens AG (Germany)		362	32,342

			329,554
Insurance (2.7%)

American International Group, Inc.		7,244	411,604

Assured Guaranty, Ltd.		8,188	204,700

Genworth Financial, Inc. Class A(NON)		20,685	95,565

Hartford Financial Services Group, Inc. (The)		6,001	274,726

MetLife, Inc.		1,050	49,508

Prudential PLC (United Kingdom)		10,637	224,872

			1,260,975
Internet and catalog retail (2.7%)

Amazon.com, Inc.(NON)		1,483	759,133

Ctrip.com International, Ltd. ADR (China)(NON)		2,322	146,704

Delivery Hero Holding GmbH (acquired 6/12/15, cost $30,808) (Private) (Germany)(F)(RES)(NON)		4	27,530

Groupon, Inc.(NON)		4,206	13,712

Priceline Group, Inc. (The)(NON)		239	295,610

			1,242,689
Internet software and services (4.8%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)		1,536	90,578

Facebook, Inc. Class A(NON)		8,114	729,449

Google, Inc. Class A(NON)		8	5,107

Google, Inc. Class C(NON)		1,830	1,113,409

GrubHub, Inc.(NON)		2,267	55,179

Tencent Holdings, Ltd. (China)		4,750	79,888

Yahoo!, Inc.(NON)		4,448	128,592

			2,202,202
IT Services (2.1%)

Fidelity National Information Services, Inc.		1,398	93,778

MasterCard, Inc. Class A		2,839	255,851

PayPal Holdings, Inc.(NON)		4,071	126,364

Visa, Inc. Class A(S)		7,088	493,750

			969,743
Leisure products (0.1%)

Brunswick Corp.		1,258	60,246

			60,246
Life sciences tools and services (0.3%)

Agilent Technologies, Inc.		4,577	157,128

			157,128
Media (4.3%)

Charter Communications, Inc. Class A(NON)(S)		661	116,237

Comcast Corp. Class A		5,738	326,377

DISH Network Corp. Class A(NON)		2,979	173,795

Liberty Global PLC Ser. C (United Kingdom)(NON)		7,360	301,907

Live Nation Entertainment, Inc.(NON)		9,467	227,587

Time Warner Cable, Inc.		1,567	281,073

Time Warner, Inc.		4,198	288,613

Walt Disney Co. (The)		2,816	287,795

			2,003,384
Metals and mining (0.2%)

Alcoa, Inc.		2,330	22,508

Freeport-McMoRan, Inc. (Indonesia)		1,505	14,583

Newmont Mining Corp.		1,622	26,066

Nucor Corp.		1,063	39,916

Steel Dynamics, Inc.		395	6,786

			109,859
Multi-utilities (0.6%)

PG&E Corp.		3,346	176,669

Sempra Energy		1,127	109,003

			285,672
Multiline retail (0.6%)

Dollar General Corp.		1,847	133,797

Macy's, Inc.		2,373	121,782

			255,579
Oil, gas, and consumable fuels (5.9%)

Anadarko Petroleum Corp.		5,600	338,184

Apache Corp.		3,011	117,911

BG Group PLC (United Kingdom)		16,592	239,252

Cabot Oil & Gas Corp.		1,620	35,413

Chevron Corp.		2	158

Concho Resources, Inc.(NON)		131	12,877

ConocoPhillips		3,113	149,299

CONSOL Energy, Inc.(S)		822	8,056

Devon Energy Corp.		1,454	53,929

Diamondback Energy, Inc.(NON)		383	24,742

EOG Resources, Inc.		1,574	114,587

Exxon Mobil Corp.		8,392	623,945

Gaztransport Et Technigaz SA (France)		1,363	70,827

Genel Energy PLC (United Kingdom)(NON)(S)		20,245	85,159

Golar LNG, Ltd. (Norway)		663	18,484

Gulfport Energy Corp.(NON)		301	8,934

Marathon Oil Corp.		7,868	121,167

MarkWest Energy Partners LP		2,718	116,629

Pioneer Natural Resources Co.		991	120,545

Plains All American Pipeline LP		532	16,162

Suncor Energy, Inc. (Canada)		10,376	277,247

Total SA ADR (France)		4,187	187,201

			2,740,708
Personal products (1.8%)

Avon Products, Inc.(S)		24,866	80,815

Coty, Inc. Class A(NON)(S)		15,336	414,992

Edgewell Personal Care Co.		3,900	318,240

			814,047
Pharmaceuticals (5.1%)

Allergan PLC(NON)		2,124	577,324

Bristol-Myers Squibb Co.		7,185	425,352

Eli Lilly & Co.		3,262	272,997

Jazz Pharmaceuticals PLC(NON)		404	53,655

Johnson & Johnson		2,417	225,627

Merck & Co., Inc.		4,431	218,847

Mylan NV(NON)(S)		3,352	134,952

Perrigo Co. PLC		1,194	187,780

Pfizer, Inc.		8,309	260,986

			2,357,520
Real estate investment trusts (REITs) (3.3%)

Altisource Residential Corp.		1,327	18,472

American Tower Corp.		4,472	393,447

AvalonBay Communities, Inc.		646	112,934

Boston Properties, Inc.		936	110,822

Equinix, Inc.		312	85,301

Equity Lifestyle Properties, Inc.		1,043	61,089

Essex Property Trust, Inc.		350	78,197

Federal Realty Investment Trust		445	60,720

Gaming and Leisure Properties, Inc.		3,803	112,949

General Growth Properties		3,501	90,921

Pebblebrook Hotel Trust(S)		753	26,694

Plum Creek Timber Co., Inc.		735	29,040

Public Storage		343	72,589

Seritage Growth Properties(NON)		271	10,095

Simon Property Group, Inc.		672	123,460

Ventas, Inc.		1,634	91,602

Vornado Realty Trust		507	45,843

			1,524,175
Real estate management and development (0.4%)

CBRE Group, Inc. Class A(NON)		749	23,968

RE/MAX Holdings, Inc. Class A		4,098	147,446

			171,414
Road and rail (1.2%)

Genesee & Wyoming, Inc. Class A(NON)		1,294	76,450

Union Pacific Corp.		5,250	464,153

			540,603
Semiconductors and semiconductor equipment (1.8%)

Analog Devices, Inc.		1,586	89,466

Avago Technologies, Ltd.		1,564	195,516

Cavium, Inc.(NON)		2,062	126,545

Intel Corp.		2,447	73,753

Lam Research Corp.		2,316	151,304

Micron Technology, Inc.(NON)		2,895	43,367

ON Semiconductor Corp.(NON)		3,999	37,591

Skyworks Solutions, Inc.		521	43,873

Texas Instruments, Inc.		1,718	85,075

			846,490
Software (3.6%)

Activision Blizzard, Inc.		4,227	130,572

Adobe Systems, Inc.(NON)		2,328	191,408

Autodesk, Inc.(NON)		858	37,872

Microsoft Corp.		20,152	891,928

Oracle Corp.		3,273	118,221

Salesforce.com, Inc.(NON)		3,393	235,576

TiVo, Inc.(NON)		2,262	19,589

TubeMogul, Inc.(NON)(S)		2,993	31,486

			1,656,652
Specialty retail (3.4%)

Advance Auto Parts, Inc.		881	166,976

Bed Bath & Beyond, Inc.(NON)		1,858	105,943

Five Below, Inc.(NON)		5,209	174,918

Gap, Inc. (The)		4,040	115,140

GNC Holdings, Inc. Class A		543	21,948

Home Depot, Inc. (The)		3,259	376,382

Michaels Cos., Inc. (The)(NON)		2,212	51,097

Office Depot, Inc.(NON)		2,139	13,732

Sally Beauty Holdings, Inc.(NON)		6,498	154,328

Tiffany & Co.		1,487	114,826

TJX Cos., Inc. (The)		3,559	254,184

Ulta Salon, Cosmetics & Fragrance, Inc.(NON)		96	15,682

			1,565,156
Technology hardware, storage, and peripherals (4.7%)

Apple, Inc.		14,826	1,635,304

EMC Corp.		12,991	313,863

Hewlett-Packard Co.		7,502	192,126

Western Digital Corp.		596	47,346

			2,188,639
Textiles, apparel, and luxury goods (1.0%)

Hanesbrands, Inc.		4,582	132,603

NIKE, Inc. Class B		2,524	310,376

			442,979
Tobacco (0.7%)

Philip Morris International, Inc.		4,087	324,222

			324,222
Trading companies and distributors (0.2%)

HD Supply Holdings, Inc.(NON)		2,694	77,102

			77,102
Water utilities (0.2%)

American Water Works Co., Inc.		1,511	83,226

			83,226

Total common stocks (cost $44,967,048)			$45,316,481

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
		Shares	Value

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $66) (Private)(F)(RES)(NON)		23	$59

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $1,266) (Private)(F)(RES)(NON)		402	1,140

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $2,973) (Private)(F)(RES)(NON)		584	2,675

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $4,311) (Private)(F)(RES)(NON)		847	3,880

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $2,416) (Private)(F)(RES)(NON)		440	2,174

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $7,296) (Private)(F)(RES)(NON)		950	6,566

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $20,463) (Private)(F)(RES)(NON)		7,180	18,417

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $25,875) (Private)(F)(RES)(NON)		9,079	23,288

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $39,489) (Private)(F)(RES)(NON)		13,869	35,540

Total convertible preferred stocks (cost $104,155)			$93,739

PURCHASED OPTIONS OUTSTANDING (—%)(a)
	Expiration	Contract
	date/strike price	amount	Value

Bombardier, Inc. (Call)	Oct-15/$2.00	$62,217	$2,471

Total purchased options outstanding (cost $3,327)			$2,471

SHORT-TERM INVESTMENTS (4.7%)(a)
		Shares	Value

Putnam Cash Collateral Pool, LLC 0.24%(d)		1,237,510	$1,237,510

Putnam Short Term Investment Fund 0.13%(AFF)		944,276	944,276

Total short-term investments (cost $2,181,786)			$2,181,786

TOTAL INVESTMENTS

Total investments (cost $47,256,316)(b)			$47,594,477

FORWARD CURRENCY CONTRACTS at 9/30/15 (aggregate face value $6,915,360) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Buy	12/16/15	$284,964	$288,585	$(3,621)
Barclays Bank PLC
	Canadian Dollar	Buy	10/21/15	148,729	152,272	(3,543)
	Canadian Dollar	Sell	10/21/15	148,729	152,095	3,366
	Swiss Franc	Buy	12/16/15	137,662	137,920	(258)
Citibank, N.A.
	British Pound	Buy	12/16/15	150,018	151,834	(1,816)
	Euro	Sell	12/16/15	1,262,590	1,278,252	15,662
Credit Suisse International
	British Pound	Sell	12/16/15	231,228	234,032	2,804
	Canadian Dollar	Buy	10/21/15	116,886	116,311	575
	Canadian Dollar	Sell	10/21/15	116,886	124,130	7,244
	Euro	Buy	12/16/15	166,369	168,447	(2,078)
	Swiss Franc	Sell	12/16/15	107,619	107,788	169
Deutsche Bank AG
	British Pound	Buy	12/16/15	345,707	349,894	(4,187)
	Euro	Sell	12/16/15	143,321	145,103	1,782
HSBC Bank USA, National Association
	British Pound	Buy	12/16/15	23,138	23,418	(280)
	Canadian Dollar	Buy	10/21/15	56,944	68,249	(11,305)
	Euro	Sell	12/16/15	45,312	46,856	1,544
JPMorgan Chase Bank N.A.
	British Pound	Sell	12/16/15	1,200,599	1,215,421	14,822
	Canadian Dollar	Sell	10/21/15	665,948	696,371	30,423
	Euro	Buy	12/16/15	443,053	448,559	(5,506)
	Norwegian Krone	Sell	12/16/15	95,797	99,006	3,209
State Street Bank and Trust Co.
	Euro	Buy	12/16/15	219,401	222,134	(2,733)
	Israeli Shekel	Sell	10/21/15	135,810	141,384	5,574
WestPac Banking Corp.
	Canadian Dollar	Buy	10/21/15	180,498	179,615	883
	Canadian Dollar	Sell	10/21/15	180,498	191,657	11,159
	Euro	Sell	12/16/15	173,865	176,027	2,162

Total						$66,051

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
units	156	$—	12/1/15	3 month USD-LIBOR-BBA minus 50 bp	Russell 2000 Total Return Index	$18,812
JPMorgan Chase Bank N.A.
baskets	1,601	—	7/16/16	(3 month USD-LIBOR-BBA plus 0.30%)	A basket (JPCMPTMD) of common stocks	(12,381)

Total		$—	$6,431

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points
OTC	Over-the-counter

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through September 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $46,186,256.
(b)	The aggregate identified cost on a tax basis is $47,448,916, resulting in gross unrealized appreciation and depreciation of $5,158,877 and $5,013,316, respectively, or net unrealized appreciation of $145,561.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $143,069, or 0.3% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$865,334	$8,940,751	$8,861,809	$322	$944,276
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $1,237,510, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,243,163.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $15,931 to cover certain derivative contracts.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign currency risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to a basket of securities and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $16,502 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$6,563,713	$—	$27,530
Consumer staples	3,925,323	—	—
Energy	2,756,732	395,238	—
Financials	7,599,480	224,872	21,800
Health care	6,549,582	—	—
Industrials	4,812,634	67,742	—
Information technology	8,600,335	79,888	—
Materials	1,555,872	138,768	—
Telecommunication services	734,976	—	—
Utilities	1,261,996	—	—
Total common stocks	44,360,643	906,508	49,330
Convertible preferred stocks	—	—	93,739
Purchased options outstanding	—	2,471	—
Short-term investments	944,276	1,237,510	—

Totals by level	$45,304,919	$2,146,489	$143,069

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$66,051	$—
Total return swap contracts	—	6,431	—

Totals by level	$—	$72,482	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$101,378	$35,327
Equity contracts	21,283	12,381

Total	$122,661	$47,708

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$19,000
Forward currency contracts (contract amount)		$6,700,000
OTC total return swap contracts (notional)		$1,100,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	WestPac Banking Corp.	Total

	Assets:
	OTC Total return swap contracts*#	$—	$—	$—	$—	$—	$18,812	$—	$—	$—	$—	$18,812
	Forward currency contracts#	—	3,366	15,662	10,792	1,782	—	1,544	48,454	5,574	14,204	101,378
	Purchased options#	—	—	—	—	—	2,471	—	—	—	—	2,471

	Total Assets	$—	$3,366	$15,662	$10,792	$1,782	$21,283	$1,544	$48,454	$5,574	$14,204	$122,661

	Liabilities:
	OTC Total return swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$12,381	$—	$—	$12,381
	Forward currency contracts#	3,621	3,801	1,816	2,078	4,187	—	11,585	5,506	2,733	—	35,327

	Total Liabilities	$3,621	$3,801	$1,816	$2,078	$4,187	$—	$11,585	$17,887	$2,733	$—	$47,708

	Total Financial and Derivative Net Assets	$(3,621)	$(435)	$13,846	$8,714	$(2,405)	$21,283	$(10,041)	$30,567	$2,841	$14,204	$74,953
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$(3,621)	$(435)	$13,846	$8,714	$(2,405)	$21,283	$(10,041)	$30,567	$2,841	$14,204

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 25, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 25, 2015